Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

8.  Income Taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Group and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Country Style Cooking International Restaurant Chain Group Ltd. is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2012, 2013 and 2014. Therefore, no Hong Kong profit tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) approved by the National People’s Congress on March 16, 2007. The EIT Law went into effect as of January 1, 2008, which unified the tax rate generally applicable to both domestic and foreign-invested enterprises in the PRC. The Group’s subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, Chongqing Xinghong Growing Rich Management Co., Ltd. (“Xinghong”) received approval from local Tax Authority to be classified as “Going West” project. This classification entitles Xinghong to enjoy a preferential EIT rate at 15% (the “Preferential Tax Treatment”) for the years from 2008 to 2010.

Nevertheless, in the second quarter of 2011, the PRC National Audit Office issued a letter stating that several restaurant companies, including Xinghong, should not have been granted preferential tax status in 2009. The Company recognized a one-time additional EIT of RMB17,769 ($2.8 million), which related to the change in the tax rate applicable to Xinghong, from the preferential EIT rate of 15%, to the standard EIT rate of 25%, for each of the three years ended December 31, 2008, 2009 and 2010.

In February 2012, the State Tax Bureau in Chongqing issued a written notice to the Company which confirmed that Xinghong would be permitted to apply the Preferential Tax Treatment for each of the three years ended December 31, 2008, 2009 and 2010. The Company believes the determination by the tax authorities, which represents a reversal of an earlier decision taken, is analogous to a settlement of tax position in a tax examination which is a non-recognized subsequent event and has no impact on the 2011 financials. Accordingly, the Company reversed in 2012 the income tax liability of RMB11,362 ($1.8 million) previously accrued in 2011 in connection with the rate change for 2008 and 2010, as well as the additional EIT expense of RMB6,406 ($1.0 million) for 2009.

In June 1, 2012, Xinhong was further granted a preferential tax rate of 15% for the years from 2011 to 2020. The Company recognized a tax benefit of RMB7,693 ($1.2 million) in 2012, as a result of the change in the Preferential Tax Treatment for fiscal year 2011.

In August 2014, National Development and Reform Commission of People’s Republic of China(“NDRC”) issued “Content of Encouraging Industries in Western Region”(“the Content”) approved by State Council, which further clarified the scope of preferential tax rate application in the “Go-West Campaign”.

In December 6, 2014, Xinghong obtained national encouraged industry confirmation issued by Chongqing Commerical Committee, which confirmed that Xinghong`s business was in the scope of “Go West Campaign” and such confirmation is generally followed by the competent authorities, therefore the 15% preferential income tax rate is still applicable till 2020.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Based on the aforementioned tax law, the Company’s returns are subject to tax examination from 2009 to 2013.

The Group will recognize a tax benefit associated with an uncertain tax position when, in our judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority, based solely on the technical merits of the position. For a tax position that meets the more-likely-than-not recognition threshold, we will initially and subsequently measure the tax benefit as the largest amount that we judge to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group will classify interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

The Group did not have any unrecognized tax benefits and did not have any interests and penalties recognized on the liability for unrecognized tax benefits as of and for the year ended December 31, 2012, 2013 and 2014.  The Group does not anticipate that unrecognized tax benefits will significantly increase within the next twelve months.

According to the EIT Law and Implementation Regulations, dividends distributed from the PRC subsidiaries based on the profits generated from 2008 onwards to non-PRC tax resident shall generally be subject to the withholding income tax at 10% unless otherwise reduced under a double tax agreement or treaty.

The Group did not accrue deferred tax liabilities related to withholding tax for the retained earnings in its PRC subsidiaries for as of December 31, 2014, as the Group plans to indefinitely reinvest undistributed profits earned after December 31, 2008 from its PRC subsidiaries.

The current and deferred portions of income tax expense included in the consolidated statements of income and comprehensive income are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB
Income tax benefit (expense), current	8,078	(21,486)	(15,861)
Income tax benefit, deferred	5,961	10,176	3,888
Change in valuation allowance	(7,261)	(7,501)	(3,615)
Total	6,778	(18,811)	(15,588)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The components of deferred income tax assets and liabilities at December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
	RMB
Deferred tax assets:
Net operating loss carry forward	20,057	24,615
Deferred rent	5,180	6,297
Accrued payroll and other expense	6,391	2,976
Property and equipment impairment	3,394	4,877
Others	213	358
Sub-total	35,235	39,123
Valuation allowance	(25,764)	(29,379)
Total deferred tax assets	9,471	9,744
Deferred tax assets are analyzed as:
Current	1,879	930
Non-current	7,592	8,814
Total deferred tax assets	9,471	9,744

As of December 31, 2014, the Group had tax loss carry forwards of RMB98,461 ($15.9 million) which will expire between 2015 and 2019 if not used.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. The Group has considered the possible sources of taxable income and historical operating results when assessing the realization of deferred tax assets:

At December 31, 2013 and 2014, the Group had a valuation allowance of RMB25,764 and RMB29,379 ($4.7million), respectively, against net deferred tax assets primarily due to net operating loss carry forwards and impairment on property and equipment where realization of the related deferred tax asset amounts was not likely, and, to a lesser degree, deferred rent and long-lived assets impairment.

The Group’s effective tax rates were -9.8%, 32.2% and 29.1% for the years ended December 31, 2012, 2013 and 2014, respectively. A reconciliation of the PRC statutory tax rate to the effective tax rate for the years ended December 31, 2012, 2013 and 2014 was as follows:

	2012	2013	2014

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	7.1%	7.9%	11.0%
Tax effect of non-deductible expenses, net	1.0%	3.6%	2.3%
Effect of tax holidays	(17.4)%	(18.7)%	(17.7)%
Effect of change in valuation allowance	11.3%	12.9%	6.8%
One time tax levy	(37.0)%	1.5%	(0.2)%
DTA movement due to tax loss expiration	0.0%	0.0%	1.9%
Others	0.2%	0.0%	0.0%
Effective EIT rate	(9.8)%	32.2%	29.1%

The aggregate amount and per share effect of the tax holiday are as follows:

	2012	2013	2014
	RMB except per share amounts

The aggregate amount effect	12,020	10,894	9,448
Per share effect — basic	0.12	0.10	0.09
Per share effect — diluted	0.11	0.10	0.09